Summary of Reconciliation of Statement of Operations (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net operating revenue		R$ 22,060,014	R$ 23,789,654	R$ 25,996,423
Cost of sales and/or services		(15,822,732)	(15,676,216)	(16,741,791)
Gross profit		6,237,282	8,113,438	9,254,632
Operating income (expenses)
Selling expenses		(4,478,352)	(4,399,936)	(4,383,163)
General and administrative expenses		(2,697,865)	(3,064,252)	(3,687,706)
Other operating income (expenses), net		417,159	(1,043,922)	(1,237,085)
Reorganization items, net		31,580,541	(2,371,918)	(9,005,998)
Income (loss) before financial and taxes		31,058,765	(2,766,590)	(9,059,320)
Financial expenses, net		(4,012,067)	(1,612,058)	(4,375,309)
Income (loss) before income taxes	[1]	27,046,698	(4,378,648)	(13,434,629)
Income tax (current and deferred)		347,139	350,987	(2,245,113)
Net income (loss) for the year		27,393,837	R$ (4,027,661)	R$ (15,679,742)
Scenario, Previously Reported
Net operating revenue		22,075,602
Cost of sales and/or services		(15,822,732)
Gross profit		6,252,870
Operating income (expenses)
Selling expenses		(4,597,566)
General and administrative expenses		(2,697,865)
Other operating income (expenses), net		417,159
Reorganization items, net		31,580,541
Income (loss) before financial and taxes		30,955,139
Financial expenses, net		(4,012,067)
Income (loss) before income taxes		26,943,072
Income tax (current and deferred)		382,372
Net income (loss) for the year		27,325,444
Restatement Adjustment
Net operating revenue		15,588
Gross profit		15,588
Operating income (expenses)
Selling expenses		(119,214)
Income (loss) before financial and taxes		(103,626)
Income (loss) before income taxes		(103,626)
Income tax (current and deferred)		35,233
Net income (loss) for the year		R$ (68,393)

[1]	At December 31, 2018, 2017 and 2016 income (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: